Retirement and Other Employee Benefits	12 Months Ended
Dec. 31, 2013
Retirement and Other Employee Benefits
Retirement and Other Employee Benefits

11.          Retirement and Other Employee Benefits

The Parent sponsors a non-contributory, qualified defined benefit pension plan and certain non-contributory, non-qualified post retirement benefits covering employees who meet eligibility requirements as to age and length of service.  Plan assets of the qualified defined benefit plan are not specifically identified by each participating subsidiary.  Therefore, a breakdown of plan assets is not reflected in these consolidated financial statements.  The Company has no legal obligation for benefits under these plans.  The benefits are based on years of service and career compensation.  The Parent’s pension plan funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, plus additional amounts as the Parent may determine to be appropriate from time to time up to the maximum permitted, and to charge each subsidiary an allocable amount based on its employee pensionable earnings. Pension costs allocated to the Company amounted to $8,321, $8,143 and $6,180 for 2013, 2012 and 2011, respectively.

As of January1, 2014, the Parent’s Pension and Executive Pension Plans are no longer offered to new hires. Current employees will not be affected and will continue to accrue benefits under the Parent’s Pension and Executive Pension Plans. Employees who are currently eligible, but not yet participating in the Parent’s Pension and Executive Pension Plans, will remain eligible to participate in the future once they meet the Parent’s Pension and Executive Pension Plans’ requirements

The Parent sponsors a defined contribution plan covering substantially all employees. The defined contribution plan provides benefits payable to participants on retirement or disability and to beneficiaries of participants in the event of the participant’s death. The amounts expensed by the Company related to this plan were $5,781, $5,790 and $5,722 for 2013, 2012 and 2011, respectively.

With respect to retirement benefits, the Company participates in other health care and life insurance benefit plans (postretirement benefits) for retired employees, sponsored by the Parent.  On July 1, 2011, the Parent terminated certain health care benefits for employees who do not qualify for “grandfathered” status and will no longer offer these benefits to new hires.  The Parent contribution, plan design and other terms of remaining benefits will not change for those grandfathered employees.  The Parent has the right to modify or terminate these benefits.   During 2013, 2012 and 2011 the Company incurred expenses related to postretirement benefits of $321, $309 and $414, respectively.